UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices)(Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code:(415) 670-2000

Date of fiscal year end: April 30, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® ASIA/PACIFIC DIVIDEND ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.81%

AUSTRALIA — 52.74%
Amcor Ltd.	96,781	$904,367
Australia and New Zealand Banking Group Ltd.	50,813	1,335,794
Bendigo and Adelaide Bank Ltd.	151,470	1,533,028
Commonwealth Bank of Australia	19,295	1,249,653
David Jones Ltd.	629,272	1,641,629
Metcash Ltd.	852,635	2,246,650
Monadelphous Group Ltd.	153,986	2,146,957
National Australia Bank Ltd.	51,068	1,481,514
SP AusNet	1,776,534	1,922,032
Suncorp Group Ltd.	98,022	1,041,685
Sydney Airport	412,947	1,419,567
Telstra Corp. Ltd.	331,415	1,486,280
UGL Ltd.	275,247	1,683,472
Westpac Banking Corp.	52,207	1,406,147
WorleyParsons Ltd.	110,551	1,586,697

		23,085,472
HONG KONG — 15.87%
Giordano International Ltd.	1,784,000	1,282,032
Hang Seng Bank Ltd.	71,400	1,117,234
PCCW Ltd.	3,859,000	1,759,332
Sino Land Co. Ltd.	952,000	1,265,279
VTech Holdings Ltd.[a]	125,800	1,521,304

		6,945,181
JAPAN — 10.19%
Accordia Golf Co. Ltd.	110,500	1,459,465
Eisai Co. Ltd.	26,100	1,009,092
NTT DOCOMO Inc.	62,900	1,025,667
TonenGeneral Sekiyu K.K.	110,000	966,417

		4,460,641
NEW ZEALAND — 10.13%
SKYCITY Entertainment Group Ltd.	620,075	1,940,749
Telecom Corp. of New Zealand Ltd.	1,310,887	2,491,423

		4,432,172
SINGAPORE — 10.88%
SATS Ltd.	391,000	957,463
Singapore Post Ltd.	1,241,000	1,296,147
Singapore Telecommunications Ltd.[a]	435,000	1,201,338
StarHub Ltd.[a]	391,582	1,308,133

		4,763,081

TOTAL COMMON STOCKS
(Cost: $45,188,225)		43,686,547

Security	Shares	Value

SHORT-TERM INVESTMENTS — 6.40%

MONEY MARKET FUNDS — 6.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	2,624,775	$2,624,775
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	147,745	147,745
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	27,060	27,060

		2,799,580

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,799,580)		2,799,580

TOTAL INVESTMENTS IN SECURITIES — 106.21%
(Cost: $47,987,805)		46,486,127
Other Assets, Less Liabilities — (6.21)%		(2,715,960)

NET ASSETS — 100.00%		$43,770,167

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

1

Schedule of Investments  (Unaudited)

iSHARES® EMERGING MARKETS DIVIDEND ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 89.82%

BRAZIL — 5.87%
Banco do Brasil SA	197,500	$1,703,599
CCR SA	181,700	1,165,917
CPFL Energia SA	197,500	1,476,887
Light SA	331,800	2,612,695
Souza Cruz SA	165,900	1,447,463
Tractebel Energia SA	142,200	2,025,725

		10,432,286
CHILE — 2.03%
CAP SA	78,210	1,140,810
CorpBanca SA	79,854,069	876,812
Empresa Nacional de Telecomunicaciones SA	132,246	1,588,925

		3,606,547
CHINA — 7.11%
Anta Sports Products Ltd.	790,000	1,153,745
China Shanshui Cement Group Ltd.[a]	7,347,000	2,422,254
Dongyue Group Ltd.	2,844,000	1,007,238
Guangzhou R&F Properties Co. Ltd. Class H	1,327,200	1,760,530
PetroChina Co. Ltd. Class H	1,264,000	1,222,522
Shenzhen Investment Ltd.	5,214,000	1,866,747
Shougang Fushan Resources Group Ltd.	4,898,000	1,349,902
Zhejiang Expressway Co. Ltd. Class H	2,054,000	1,846,399

		12,629,337
CZECH REPUBLIC — 4.02%
CEZ AS	100,646	2,535,598
Komercni Banka AS	7,979	1,726,012
Telefonica Czech Republic AS	199,396	2,886,277
		7,147,887
EGYPT — 0.62%
Commercial International Bank (Egypt) SAE SP GDR	248,400	1,102,896

		1,102,896
HUNGARY — 3.30%
Magyar Telekom Telecommunications PLC	4,371,386	5,853,960

		5,853,960
INDIA — 0.44%
Reliance Industries Ltd. SP GDR(a)(b)	29,546	777,060

		777,060
INDONESIA — 3.95%
PT AKR Corporindo Tbk	2,144,500	772,793
PT Aneka Tambang (Persero) Tbk	9,796,000	826,362
PT Indo Tambangraya Megah Tbk	1,224,500	2,687,682

Security	Shares	Value

PT Matahari Putra Prima Tbk	16,629,500	$2,730,725

		7,017,562
MALAYSIA — 5.47%
Berjaya Sports Toto Bhd	1,098,188	1,329,049
British American Tobacco (Malaysia) Bhd	79,000	1,435,291
Kuala Lumpur Kepong Bhd	142,200	995,166
Malayan Banking Bhd	632,000	1,818,664
PPB Group Bhd	126,400	581,671
Public Bank Bhd	173,800	990,917
Sime Darby Bhd	434,500	1,167,236
Telekom Malaysia Bhd	845,300	1,391,783

		9,709,777
PHILIPPINES — 0.82%
Globe Telecom Inc.	38,735	1,461,537

		1,461,537
POLAND — 5.11%
KGHM Polska Miedz SA	71,416	2,480,784
Orange Polska SA	541,624	1,804,125
Synthos SA	2,980,729	4,794,130

		9,079,039
RUSSIA — 2.25%
Gazprom Neft OAO SP ADR	134,063	2,728,182
Mobile Telesystems OJSC	155,630	1,272,382

		4,000,564
SOUTH AFRICA — 9.33%
African Bank Investments Ltd.[a]	1,758,066	1,684,280
Barloworld Ltd.	107,756	1,006,575
Exxaro Resources Ltd.	71,100	954,005
Foschini Group Ltd. (The)	162,345	1,347,455
Grindrod Ltd.	205,874	466,356
Kumba Iron Ore Ltd.	69,915	2,808,431
Lewis Group Ltd.[a]	386,310	2,062,165
Nampak Ltd.	372,959	1,158,406
PPC Ltd.	517,371	1,380,891
RMB Holdings Ltd.	259,041	991,749
Tiger Brands Ltd.	32,153	765,770
Truworths International Ltd.	175,933	1,149,915
Woolworths Holdings Ltd.	148,362	803,662

		16,579,660
SOUTH KOREA — 2.34%
Hyundai Marine & Fire Insurance Co. Ltd.	42,840	1,244,756
Korea Gas Corp.	13,904	865,144
KT Corp.	39,140	1,126,278
KT Corp. SP ADR	65,096	921,108

		4,157,286
TAIWAN — 26.18%
AmTRAN Technology Co. Ltd.	7,189,000	4,626,966
ASUSTeK Computer Inc.	316,000	2,941,233
China Bills Finance Corp.	5,925,000	2,288,060

2

Schedule of Investments   (Unaudited) (Continued)

iSHARES® EMERGING MARKETS DIVIDEND ETF

January 31, 2014

Security	Shares	Value

China Steel Corp.	632,538	$543,861
Chong Hong Construction Co.	1,185,000	3,199,373
Chunghwa Telecom Co. Ltd.	553,000	1,677,389
Dynapack International Technology Corp.	994,000	2,683,693
Far EasTone Telecommunications Co. Ltd.	711,000	1,400,997
Farglory Land Development Co. Ltd.	1,264,263	2,027,995
Feng Hsin Iron & Steel Co. Ltd.	1,063,000	1,817,424
Formosa Plastics Corp.	158,840	408,929
Formosan Rubber Group Inc.	2,291,000	2,109,709
Gigabyte Technology Co. Ltd.	1,580,000	2,075,551
Highwealth Construction Corp.	790,000	1,587,953
Huaku Development Co. Ltd.	632,000	1,554,056
Inventec Corp.	1,264,475	1,166,501
Lite-On Technology Corp.	948,518	1,404,110
Novatek Microelectronics Corp. Ltd.	395,000	1,584,042
Oriental Union Chemical Corp.	1,264,000	1,259,932
Taiwan Mobile Co. Ltd.	553,000	1,620,807
TSRC Corp.	1,106,500	1,572,236
U-Ming Marine Transport Corp.	1,027,000	1,705,028
UPC Technology Corp.	3,950,980	1,832,206
Wistron NeWeb Corp.	395,664	1,013,401
WPG Holdings Co. Ltd.	2,054,000	2,393,141

		46,494,593
THAILAND — 6.47%
Advanced Information Service PCL NVDR	252,800	1,600,581
Charoen Pokphand Foods PCL NVDR	1,240,300	1,070,844
Land and Houses PCL NVDR[a]	4,052,700	1,055,838
PTT Global Chemical PCL NVDR	695,200	1,500,545
Sansiri PCL NVDR	43,315,700	2,375,081
Shin Corp. PCL NVDR[a]	742,600	1,585,983
Siam Cement PCL NVDR (The)	79,000	971,645
Thai Oil PCL NVDR	837,400	1,338,166

		11,498,683
TURKEY — 4.51%
Ford Otomotiv Sanayi AS	117,710	1,028,251
Tofas Turk Otomobil Fabrikasi AS	364,427	1,708,579
Turk Telekomunikasyon AS	729,723	1,807,443
Turk Traktor ve Ziraat Makineleri AS	60,119	1,382,718
Turkiye Petrol Rafinerileri AS	126,005	2,076,026

		8,003,017

TOTAL COMMON STOCKS
(Cost: $176,822,499)		159,551,691

PREFERRED STOCKS — 10.03%

BRAZIL — 10.03%
AES Tiete SA	474,000	3,695,235
Companhia Energetica de Minas Gerais	991,464	5,702,820
Oi SA	3,152,100	5,427,474
Telefonica Brasil SA	158,000	2,992,592

		17,818,121

TOTAL PREFERRED STOCKS
(Cost: $19,295,312)		17,818,121

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.26%

MONEY MARKET FUNDS — 2.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	3,542,228	$3,542,228
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	199,387	199,387
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	275,396	275,396

		4,017,011

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,017,011)		4,017,011

TOTAL INVESTMENTS IN SECURITIES — 102.11%
(Cost: $200,134,822)		181,386,823
Other Assets, Less Liabilities — (2.11)%		(3,753,712)

NET ASSETS — 100.00%		$177,633,111

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

3

Notes to Schedules of Investments  (Unaudited)

iSHARES® INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
Asia/Pacific Dividend
Emerging Markets Dividend

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

4

Notes to Schedules of Investments   (Unaudited) (Continued)

iSHARES® INC.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of January 31, 2014, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

5

Notes to Schedules of Investments   (Unaudited) (Continued)

iSHARES® INC.

FEDERAL INCOME TAXES

As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia/Pacific Dividend	$48,173,119	$1,299,494	$(2,986,486)	$(1,686,992)
Emerging Markets Dividend	201,381,294	5,307,416	(25,301,887)	(19,994,471)

6

Notes to Schedules of Investments   (Unaudited) (Continued)

iSHARES® INC.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment advisor, or its affiliates.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

7

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	March 24, 2014

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	March 24, 2014